INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Taxes [Abstract]
Schedule of provision for income taxes
	Three months	Six months	Three months	Six months
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
Federal income tax benefit attributable to:
Net operating loss	$25,633	$40,823	$13,739	$20,268
Less: valuation allowance	(25,633)	(40,823)	(13,739)	(20,268)
Net provisions for Federal income taxes	$-	$-	$-	$-

	Year Ended June 30, 2017	Period ended June 30, 2016
Federal income tax benefit attributable to:
Current Operations	$(40,546)	$(280,841)
Less: valuation allowance	40,546	280,841
Net provisions for Federal income taxes	$-	$-

Schedule of deferred tax assets
	As of
	December 31,	June 30,
	2017	2017
Deferred tax asset attributable to:
Net operating loss carryover	$85,624	$44,801
Less: valuation allowance	(85,624)	(44,801)
Net deferred tax asset	$-	$-

	Inception to
	June 30, 2017	June 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$321,387	$280,841
Less: valuation allowance	(321,387)	(280,841)
Net deferred tax asset	$-	$-

Schedule of reconciliation of US statutory rates to effective tax rate
	Three months ended December 31, 2017	Six months ended December 31, 2017	Three months ended December 31, 2016	Six months ended December 31, 2016
Effective tax rate attributable to:
US statutory rate	34%	34%	34%	34%
Less: change in unrecognized tax benefit from uncertain tax provision	-34%	-34%	-34%	-34%
Tax per Financial Statements	-	-	-	-

	Year Ended June 30, 2017	Period Ended June 30, 2016
Effective tax rate attributable to:
US statutory rate	34%	34%
Less: change in unrecognized tax benefit from uncertain tax provision	-34%	-34%
Tax per Financial Statements	-	-